AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2019

File Nos. 333-180870 and 811-22698

 U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 208	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 212	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On October 27, 2019 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 208 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 27, 2019, the effectiveness of Post-Effective Amendment No. 169 (“PEA No. 169”) with respect to the CICC US Government Money Market Fund, and Post-Effective Amendment No. 165 (“PEA No. 165”) with respect to the CICC Global Wealth Preservation Fund.

PEA No. 169 was filed with the Commission via EDGAR Accession No. 0001615774-18-014805 on December 21, 2018. Since no other changes are intended to be made to PEA No. 169 with respect to the CICC US Government Money Market Fund by means of this filing, Parts A, B and C of PEA No. 169 are incorporated herein by reference.

PEA No. 165 was filed with the Commission via EDGAR Accession No. 0001615774-18-010520 on October 5, 2018. Since no other changes are intended to be made to PEA No. 165 with respect to the CICC Global Wealth Preservation Fund by means of this filing, Parts A, B and C of PEA No. 165 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the CICC US Government Money Market Fund is incorporated herein by reference to Part A of PEA No. 169.

The Prospectus for the CICC Global Wealth Preservation Fund is incorporated herein by reference to Part A of PEA No. 165.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the CICC US Government Money Market Fund is incorporated herein by reference to Part B of PEA No. 169.

The Statement of Additional Information for the CICC Global Wealth Preservation Fund is incorporated herein by reference to Part B of PEA No. 165.

PART C – OTHER INFORMATION

The Part C for the CICC US Government Money Market Fund is incorporated herein by reference to Part C of PEA No. 169.

The Part C for the CICC Global Wealth Preservation Fund is incorporated herein by reference to Part C of PEA No. 165.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 208 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 27th day of September 2019.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	September 27, 2019
Jonathan Krane	and Principal Financial Officer

/s/ Patrick Campo*	Trustee	September 27, 2019
Patrick Campo

/s/ John Ferguson*	Trustee	September 27, 2019
John Ferguson

/s/ Matthew Stroyman*	Trustee	September 27, 2019
Matthew Stroyman

* /s/ Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015 and August 31, 2017.